Expense Example - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Expense Example:
1 year	$ 341
3 years	505
5 years	689
10 years	1,220
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Expense Example:
1 year	240
3 years	458
5 years	803
10 years	1,587
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Expense Example:
1 year	340
3 years	490
5 years	655
10 years	1,136
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Expense Example:
1 year	38
3 years	152
5 years	283
10 years	666
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Expense Example:
1 year	32
3 years	122
5 years	225
10 years	$ 526